UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21470

Eaton Vance Tax-Advantaged Global Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Income Fund	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 116.0%

Security	Shares	Value
Beverages — 2.0%
Diageo PLC	2,000,000	$40,361,163
		$40,361,163
Chemicals — 1.4%
BASF AG	225,000	$29,183,975
		$29,183,975
Commercial Banks — 6.7%
Bank of Montreal	320,000	$18,060,800
Bank of Nova Scotia	800,000	38,296,000
BNP Paribas SA	400,000	39,514,909
Credit Agricole SA	100,000	3,064,705
Lloyds TSB Group PLC	1,000,000	8,730,940
Societe Generale	225,000	28,146,842
		$135,814,196
Construction & Engineering — 1.7%
Vinci SA	500,000	$34,042,821
		$34,042,821
Construction Materials — 0.6%
Cemex SA de CV Sponored ADR (1)	433,039	$11,739,687
		$11,739,687
Containers & Packaging — 0.8%
Temple-Inland, Inc.	857,699	$16,081,856
		$16,081,856
Distributors — 0.9%
Genuine Parts Co.	400,000	$17,572,000
		$17,572,000
Diversified Financial Services — 0.9%
Bank of America Corp.	400,000	$17,740,000
		$17,740,000
Diversified Telecommunication Services — 9.2%
AT&T, Inc.	2,195,000	$84,485,549
BCE, Inc.	1,098,000	38,155,500
BT Group PLC	6,000,000	31,166,779
Elisa Oyj	300,000	8,526,160
Verizon Communications, Inc.	500,000	19,420,000
Windstream Corp.	465,267	5,401,750
		$187,155,738
Electric Utilities — 19.8%
E. ON AG	500,000	$91,700,634
Edison International	650,000	33,904,000
Enel SPA	1,250,000	13,826,855
Entergy Corp.	450,000	48,681,000
Exelon Corp.	560,000	42,666,400
Fortum Oyj	300,000	11,992,860
FPL Group, Inc.	700,000	45,136,000
Iberdrola SA	1,201,840	18,242,322
Scottish and Southern Energy PLC	2,500,000	76,156,955
Southern Co. (The)	500,000	18,175,000
		$400,482,026

Electrical Equipment — 3.2%
Cooper Industries, Ltd., Class A	450,000	$20,043,000
Emerson Electric Co.	900,000	45,756,000
		$65,799,000
Energy Equipment & Services — 2.2%
Diamond Offshore Drilling, Inc.	400,000	$45,172,000
		$45,172,000
Food Products — 3.1%
Kraft Foods, Inc., Class A	588,220	$17,211,317
Nestle SA	100,000	44,612,650
		$61,823,967
Hotels, Restaurants & Leisure — 4.3%
Compass Group PLC	6,994,671	$44,342,852
McDonald’s Corp.	800,000	42,840,000
		$87,182,852
Household Durables — 0.6%
Stanley Works	250,000	$12,840,000
		$12,840,000
Industrial Conglomerates — 0.1%
General Electric Co.	50,000	$1,770,500
		$1,770,500
Insurance — 8.2%
Aegon NV	500,000	$7,439,122
Allianz SE	50,000	8,875,066
American International Group, Inc.	350,000	19,306,000
AON Corp.	400,000	17,408,000
Chubb Corp.	300,000	15,537,000
Prudential Financial, Inc.	465,000	39,232,050
Travelers Cos., Inc. (The)	300,000	14,430,000
Willis Group Holdings, Ltd.	300,000	10,572,000
Zurich Financial Services AG	116,900	33,354,863
		$166,154,101
Machinery — 3.5%
Deere & Co.	800,000	$70,208,000
		$70,208,000
Media — 0.9%
Reed Elsevier NV	173,134	$3,154,445
Reed Elsevier PLC	484,466	5,850,118
Wolters Kluwer NV	300,000	8,564,076
		$17,568,639
Metals & Mining — 3.6%
Freeport-McMoran Copper & Gold, Inc., Class B	350,000	$31,160,500
Southern Copper Corp.	400,000	37,536,000
ThyssenKrupp AG	78,886	3,840,915
		$72,537,415
Metals-Industrial — 0.6%
Zinifex, Ltd.	1,250,000	$11,783,289
		$11,783,289
Multi-Utilities — 9.6%
Ameren Corp.	268,000	$12,009,080
RWE AG	575,000	70,295,151
United Utilities PLC	2,570,542	36,619,354
Veolia Environnement	914,888	74,944,609
		$193,868,194
Oil, Gas & Consumable Fuels — 18.1%
BP PLC ADR	650,000	$41,437,500
Cairn Energy PLC (1)	650,000	33,370,807

Chevron Corp.	650,000	$54,925,000
ENI SpA	1,280,000	41,215,771
ENI SpA, Sponsored ADR	200,000	12,906,000
Marathon Oil Corp.	1,100,000	51,535,000
Neste Oil Oyj	478,435	15,299,672
Statoil ASA	2,200,000	57,600,135
Total SA ADR	800,000	58,224,000
		$366,513,885
Pharmaceuticals — 4.1%
AstraZeneca PLC	400,000	$16,794,094
Johnson & Johnson	400,000	25,304,000
Wyeth	1,050,000	41,790,000
		$83,888,094
Real Estate Investment Trusts (REITs) — 3.3%
AvalonBay Communities, Inc.	200,000	$18,790,000
Boston Properties, Inc.	170,000	15,626,400
Simon Property Group, Inc.	260,000	23,238,800
SL Green Realty Corp.	96,700	8,974,727
		$66,629,927
Real Estate Management & Development — 0.2%
Forestar Real Estate Group, Inc. (1)	185,899	$4,245,933
		$4,245,933
Textiles, Apparel & Luxury Goods — 2.0%
Compagnie Financiere Richemont AG, Class A	700,000	$39,903,538
		$39,903,538
Thrifts & Mortgage Finance — 0.1%
Guaranty Financial Group, Inc. (1)	185,899	$2,583,996
		$2,583,996
Tobacco — 3.7%
Altria Group, Inc.	850,000	$64,447,000
Imperial Tobacco Group PLC	200,000	9,780,315
		$74,227,315
Wireless Telecommunication Services — 0.6%
Bouygues SA	150,000	$11,517,447
		$11,517,447
Total Common Stocks (identified cost $1,590,492,092)		$2,346,391,554

Preferred Stocks — 19.9%

Security	Shares	Value
Banks and Money Services — 0.4%
Santander Finance UNIP, 6.50%	329,000	$7,336,700
Santander Finance UNIP, 6.80%	57,500	1,342,625
		$8,679,325
Commercial Banks — 12.2%
Abbey National Capital Trust I, 8.963% (2)	175,000	$20,876,205
ABN AMRO North America Capital Funding Trust, 6.968% (2) (3)	3,300	3,281,437
Barclays Bank PLC, 8.55% (2) (3)	218,600	23,929,989
BNP Paribas Capital Trust, 9.003% (2) (3)	150,000	16,384,200
CA Preferred Fund Trust II, 7.00%	50,000	4,971,485
CA Preferred Funding Trust, 7.00%	250,000	24,896,275
DB Capital Funding II, 6.55%	135,000	3,302,100
Den Norske Bank, 7.729% (2) (3)	50,000	5,323,145
Deutsche Bank Capital Funding VIII, 6.375%	206,000	4,937,820
First Tennessee Bank, 6.17% (2) (3)	5,275	3,949,656
HBOS PLC, 6.657% (2) (3)	180,000	14,956,128

HSBC Capital Funding LP, 9.547% (2) (3)	210,000	$23,185,113
Landsbanki Islands HF, 7.431% (2) (3)	148,500	12,700,522
Lloyds TSB Bank PLC, 6.90%	220,000	21,946,760
National City Corp., 9.875% (2)	275,000	7,191,250
Nordea Bank AB, 8.95% (2) (3)	15,700	1,733,161
Royal Bank of Scotland Group PLC, 7.64% (2)	131,000	13,775,397
Royal Bank of Scotland Group PLC, 9.118%	44,750	4,988,806
Standard Chartered PLC, 6.409% (2) (3)	99,000	8,929,889
UBS Preferred Funding Trust I, 8.622% (2)	150,000	16,841,850
Wachovia Corp., 8.00%	300,000	7,911,000
		$246,012,188
Diversified Financial Services — 0.7%
Citigroup Inc., Series AA, 8.125%	250,000	$6,555,000
ING Group NV, 7.375%	190,000	4,871,600
ING Group NV, 6.125%	130,000	3,066,700
		$14,493,300
Electric Utilities — 0.4%
Georgia Power Co., 6.50%	80,000	$7,840,000
		$7,840,000
Food Products — 0.4%
Dairy Farmers of America, 7.875% (3)	75,230	$6,961,130
		$6,961,130
Insurance — 4.9%
Aegon NV, 6.375%	470,000	$11,200,100
Arch Capital Group, Ltd., 7.875%	11,000	275,000
Arch Capital Group, Ltd., 8.00%	77,000	1,967,350
AXA SA, 6.463% (2) (3)	183,750	16,193,759
AXA SA, 7.10%	91,250	9,276,402
Endurance Specialty Holdings, Ltd., 7.75%	246,200	6,090,988
ING Capital Funding Trust III, 8.439% (2)	170,000	18,469,531
Prudential PLC, 6.50%	207,000	18,841,119
RenaissanceRe Holdings, Ltd., 6.08%	257,500	5,433,250
Zurich Regcaps Fund Trust VI, 6.07% (2) (3)	12,500	11,648,437
		$99,395,936
Oil, Gas & Consumable Fuels — 0.3%
Kinder Morgan GP, Inc., 8.33% (2) (3)	6,000	$6,546,000
		$6,546,000
Thrifts & Mortgage Finance — 0.6%
Federal National Mortgage Association, Series S, 8.25%	92,500	$2,443,850
Federal National Mortgage Association, Series O, 7.00% (2)	125,000	6,226,563
Indymac Bank FSB, 8.50% (3)	400,000	3,225,000
		$11,895,413
Total Preferred Stocks (identified cost $437,006,794)		$401,823,292

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (4)	$14,414	$14,413,624
Total Short-Term Investments (identified cost $14,413,624)		$14,413,624
Total Investments — 136.6% (identified cost $2,041,912,510)		$2,762,628,471
Other Assets, Less Liabilities — 0.5%		$10,297,797
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (37.1)%		$(750,412,500)
Net Assets Applicable to Common Shares — 100.0%		$2,022,513,768

ADR	—	American Depository Receipt

(1)		Non-income producing security.

(2)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2008.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2008, the aggregate value of the securities is $158,947,566 or 7.9% of the Fund’s net assets.

(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $88,741.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	46.4%	$1,282,013,273
United Kingdom	17.2	475,164,077
France	10.0	274,925,494
Germany	7.4	203,895,742
Switzerland	4.3	117,871,051
Canada	3.4	94,512,300
Italy	2.4	67,948,626
Norway	2.3	62,923,280
Bermuda	1.6	44,381,588
Netherlands	1.4	38,296,043
Finland	1.3	35,818,691
Spain	1.0	26,921,647
Other Countries, each less than 1%	1.3	37,956,659
	100.0%	$2,762,628,471

The Fund did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,041,956,888
Gross unrealized appreciation	$797,070,745
Gross unrealized depreciation	(76,399,162)
Net unrealized appreciation	$720,671,583

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 15, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 12, 2008